SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies.
Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains /
losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl.
licenses and ROU”). Management does not analyze assets or liabilities by reportable segments.
Reportable segments in accordance with IFRS 8, Operating Segments, consist of Pakistan, Ukraine, Kazakhstan, Uzbekistan and Bangladesh.
We also present our results of operations for “Others” and “HQ and eliminations” separately, although these are not reportable segments. “Others” represents our operations in Kyrgyzstan (refer to Note 6 - Held for sale of these interim condensed consolidated financial statements) and “HQ and eliminations” represents transactions related to management activities within the
Group.
Financial information by reportable segment for the six and three-month periods ended June 30, is presented in the following tables. Inter-segment transactions are not material and are made on terms which are comparable to transactions with third parties.
For the six-month period ended June 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

Pakistan	702	597	12	13	2	5	65	53	781	668
Ukraine	508	394	28	25	—	—	6	5	542	424
Kazakhstan	328	343	39	83	14	6	8	7	389	439
Uzbekistan	146	133	—	—	1	—	—	—	147	133
Bangladesh	225	279	—	—	—	—	3	3	228	282
Others	25	27	—	—	—	—	1	—	26	27
HQ and eliminations	—	(2)	—	(2)	1	—	(1)	—	—	(4)

Total	1,934	1,771	79	119	18	11	82	68	2,113	1,969

	Selling, General and Administrative Expenses *		Adjusted EBITDA		CAPEX exc. licenses and ROU **
	2025	2024	2025	2024	2025	2024

Pakistan	370	301	326	301	91	71
Ukraine	183	142	309	235	152	85
Kazakhstan	128	131	195	243	68	50
Uzbekistan	72	72	56	48	37	57
Bangladesh	94	137	126	96	12	35
Others	12	14	9	9	3	7
HQ and eliminations	63	86	(62)	(86)	2	(2)

Total	922	883	959	846	365	303
* Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Company has included Selling, general and administrative expenses by reportable segment, including comparative information.
** This includes additions on property, plant and equipment of US$800 (2024: US$361), intangible assets of US$58 (2024: US$38) after deducting additions in licenses of US$1 (2024: US$0), right-of-use assets of US$471 (2024: US$96), and additions in the period which were prepaid of US$21 (2024: nil).
For the three-month period ended June 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

Pakistan	355	312	6	7	1	3	33	26	395	348
Ukraine	268	220	14	14	—	—	3	3	285	237
Kazakhstan	167	176	21	42	10	3	4	5	202	226
Uzbekistan	73	67	—	—	1	—	—	—	74	67
Bangladesh	115	140	—	—	—	—	2	2	117	142
Others	13	13	—	—	—	—	1	—	14	13
HQ and eliminations	1	(2)	—	(2)	—	—	(1)	(2)	—	(6)

Total	992	926	41	61	12	6	42	34	1,087	1,027

	Selling, General and Administrative Expenses *		Adjusted EBITDA		CAPEX exc. licenses and ROU **
	2025	2024	2025	2024	2025	2024

Pakistan	188	156	164	158	57	52
Ukraine	93	73	166	140	95	57
Kazakhstan	66	67	100	125	44	30
Uzbekistan	37	36	29	24	28	17
Bangladesh	40	63	88	52	5	21
Others	6	7	5	4	1	5
HQ and eliminations	34	44	(32)	(43)	2	(2)

Total	464	446	520	460	232	180
* Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Company has included Selling, general and administrative expenses by reportable segment, including comparative information.
** This includes additions on property, plant and equipment of US$607 (2024: US$210), intangible assets of US$39 (2024: US$24) after deducting additions in right-of-use assets of US$411 (2024: US$54), and additions in the period which were prepaid of US$3 (2024: nil).
The following table provides the reconciliation of Total Adjusted EBITDA to Profit before tax for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2025	2024	2025	2024
Total Adjusted EBITDA	959	846	520	460
Adjustments to reconcile Total Adjusted EBITDA to Profit before tax
Net foreign exchange loss	(52)	(12)	(22)	(36)
Other non-operating gain, net	31	21	1	6
Finance income	20	22	10	11
Finance costs	(246)	(249)	(127)	(117)
Gain on disposal of subsidiaries, net	497	—	497	—
Loss on disposal of non-current assets	—	(1)	—	(1)
Impairment loss	(3)	(2)	(1)	(1)
Amortization	(114)	(100)	(54)	(50)
Depreciation	(280)	(264)	(142)	(130)

Profit before tax	812	261	682	142